T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 97.6%			Internet & Direct Marketing Retail 10.7%
COMMUNICATION SERVICES 15.6%			Alibaba Group Holding, ADR (1)	20,000	5,880
			Amazon. com (1)	10,310	32,463
Entertainment 3.0%
					38,343
Live Nation Entertainment (1)	33,200	1,789
Netflix (1)	9,954	4,977	Specialty Retail 2.8%
Sea, ADR (1)	23,863	3,676	Carvana (1)	9,941	2,217
		10,442	O'Reilly Automotive (1)	4,100	1,890
			Ross Stores	47,219	4,407
Interactive Media & Services 10.3%
			Ulta Beauty (1)	6,446	1,444
Alphabet, Class C (1)	12,946	19,026
Facebook, Class A (1)	43,602	11,419			9,958
Snap, Class A (1)	244,614	6,387	Total Consumer Discretionary		62,171
		36,832	CONSUMER STAPLES 1.2%
Media 1.1%			Food Products 0.5%
Charter Communications, Class			Barry Callebaut (CHF)	815	1,815
A (1)	6,359	3,970			1,815
		3,970	Household Products 0.7%
Wireless Telecommunication Services 1.2%			Clorox	11,900	2,501
T-Mobile US (1)	36,789	4,207			2,501
		4,207	Total Consumer Staples		4,316
Total Communication Services		55,451	FINANCIALS 2.5%
CONSUMER DISCRETIONARY 17.4%			Capital Markets 2.5%
Diversified Consumer Services 0.3%			Cboe Global Markets	24,443	2,145
Bright Horizons Family Solutions			CME Group	21,798	3,647
(1)	6,856	1,042	Goldman Sachs Group	12,200	2,452
		1,042	XP, Class A (1)	14,779	616
Hotels, Restaurants & Leisure 2.8%			Total Financials		8,860
McDonald's	14,730	3,233	HEALTH CARE 15.0%
Planet Fitness, Class A (1)	48,349	2,980	Biotechnology 3.9%
Yum! Brands	39,597	3,615
			AbbVie	79,417	6,956
		9,828	Alexion Pharmaceuticals (1)	15,070	1,724
Household Durables 0.8%			Argenx, ADR (1)	8,414	2,209
Gree Electric Appliances of			Ultragenyx Pharmaceutical (1)	12,666	1,041
Zhuhai, A Shares (CNH)	380,900	3,000	Vertex Pharmaceuticals (1)	7,394	2,012
		3,000			13,942

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Health Care Equipment & Supplies 2.4%			Professional Services 2.6%
Becton Dickinson & Company	11,160	2,597	Clarivate (1)	95,110	2,947
Cooper	7,637	2,574	CoStar Group (1)	1,553	1,318
Intuitive Surgical (1)	4,284	3,040	Equifax	19,137	3,003
Pax Labs, Class A, Acquisition			FTI Consulting (1)	19,367	2,052
Date:4/18/19, Cost $484
(2)(3) )(3)	128,372	243			9,320
		8,454	Total Industrials & Business Services		18,869
Health Care Providers & Services 6.8%			INFORMATION TECHNOLOGY 36.8%
HCA Healthcare	48,223	6,013	Electronic Equipment, Instruments & Components 0.8%
Humana	11,548	4,780	Hexagon, B Shares (SEK) (1)	18,052	1,363
Molina Healthcare (1)	13,600	2,489	Littelfuse	9,653	1,712
UnitedHealth Group	35,546	11,082			3,075
		24,364	IT Services 12.1%
Life Sciences Tools & Services 0.5%			Adyen (EUR) (1)	1,259	2,322
Thermo Fisher Scientific	4,300	1,898	Euronet Worldwide (1)	18,324	1,669
		1,898	Fidelity National Information
			Services	31,931	4,701
Pharmaceuticals 1.4%			Global Payments	31,544	5,602
Eli Lilly	26,800	3,967	Mastercard, Class A	12,972	4,387
MyoKardia (1)	1,300	177	PayPal Holdings (1)	20,900	4,118
Royalty Pharma, Class A	19,358	815	StoneCo, Class A (1)	51,563	2,727
		4,959	Visa, Class A	55,186	11,035
Total Health Care		53,617	Wix. com (1)	25,822	6,581
INDUSTRIALS & BUSINESS SERVICES 5.3%					43,142
Airlines 0.4%			Semiconductors & Semiconductor Equipment 7.1%
United Airlines Holdings (1)	41,200	1,432	Advanced Micro Devices (1)	37,452	3,071
		1,432	Infineon Technologies (EUR)	158,391	4,464
			Maxim Integrated Products	68,025	4,599
Industrial Conglomerates 0.5%			Micron Technology (1)	48,200	2,263
Roper Technologies	4,093	1,617	NVIDIA	8,000	4,330
		1,617	Taiwan Semiconductor
Machinery 1.8%			Manufacturing, ADR	21,022	1,704
			Texas Instruments	34,201	4,884
Caterpillar	7,200	1,074
Fortive	18,700	1,425			25,315
Middleby (1)	44,600	4,001	Software 12.0%
		6,500	Ceridian HCM Holding (1)	22,458	1,856
			DocuSign (1)	6,054	1,303

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Intuit	11,803	3,850	CONVERTIBLE PREFERRED STOCKS 1.1%
Microsoft	100,581	21,155
RealPage (1)	53,858	3,104	COMMUNICATION SERVICES 0.2%
salesforce. com (1)	10,040	2,523	Interactive Media & Services 0.2%
ServiceNow (1)	8,476	4,111	ByteDance, Series E,
Snowflake, Class A (1)	163	41	Acquisition Date: 7/8/19, Cost
			$415 (1)(2)(3)	8,415	695
Splunk (1)	8,530	1,605
Synopsys (1)	2,143	459	Total Communication Services		695
Zoom Video Communications,			CONSUMER DISCRETIONARY 0.5%
Class A (1)	5,700	2,680	Automobiles 0.5%
		42,687	Rivian Automotive, Series D,
Technology Hardware, Storage & Peripherals 4.8%			Acquisition Date: 12/23/19, Cost
			$704 (1)(2)(3)	65,497	1,014
Apple	148,550	17,204	Rivian Automotive, Series E,
		17,204	Acquisition Date: 7/10/20, Cost
Total Information Technology		131,423	$912 (1)(2)(3)	58,885	912
MATERIALS 0.5%			Total Consumer Discretionary		1,926
Chemicals 0.5%			INFORMATION TECHNOLOGY 0.4%
Linde	6,980	1,662	Software 0.4%
Total Materials		1,662	Uipath, Series D-1,
			Acquisition Date: 4/26/19, Cost
REAL ESTATE 0.3%			$317 (1)(2)(3)	24,162	449
			Uipath, Series D-2,
Equity Real Estate Investment Trusts 0.3%			Acquisition Date: 4/26/19, Cost
American Campus			$53 (1)(2)(3)	4,056	75
Communities, REIT	32,400	1,132	Uipath, Series E,
Total Real Estate		1,132	Acquisition Date: 7/9/20, Cost $12
			(1)(2)(3)	626	12
UTILITIES 3.0%			Waymo, Series A-2,
Electric Utilities 1.4%			Acquisition Date: 5/8/20, Cost
			$746 (1)(2)(3)	8,696	747
NextEra Energy	17,939	4,979	Total Information Technology		1,283
		4,979	Total Convertible Preferred Stocks
Multi-Utilities 1.6%			(Cost $3,159)		3,904
Sempra Energy	46,980	5,561
		5,561
Total Utilities		10,540
Total Common Stocks
(Cost $220,068)		348,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve
Fund,
0.09% (4)(5)	5,931,711	5,932
Total Short-Term Investments
(Cost $5,932)		5,932
Total Investments in Securities 100.3%
(Cost $229,159)		$357,877
Other Assets Less Liabilities (0.3)%		(1,190)
Net Assets 100.0%		$356,687

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,147 and represents 1.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$20+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$4,686	¤	¤	$5,932^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,932.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$334,834	$ 12,964	$ 243	$ 348,041
Convertible Preferred Stocks	—	—	3,904	3,904
Short-Term Investments	5,932	—	—	5,932
Total	$340,766	$ 12,964	$ 4,147	$ 357,877

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $659,000 for the period ended September 30, 2020.

($000s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	9/30/20
Investment in Securities
Common Stocks	$329	$(86)	$–	$243
Convertible
Preferred Stocks	1,489	745	1,670	3,904
Total	$1,818	$659	$1,670	$4,147